Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Expenses And Other Liabilities Current [Abstract]
Deposits from business partner	¥ 151,167		¥ 79,787
Other tax payable	90,407		38,209
Fulfillment payable	96,668		49,190
Operating lease liabilities - current	¥ 46,426		¥ 35,948
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Collection on behalf of others	¥ 23,305		¥ 29,167
Others	41,516		64,326
Total	¥ 449,489	$ 65,170	¥ 296,627